SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2025
SEGMENT REPORTING
Summary of segment reporting information

	For the years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US Dollars
Automation product and software	¥26,628,216	¥26,831,668	¥34,114,673	$4,762,225
Equipment and accessories	16,248,197	20,471,950	18,422,895	2,571,737
Oilfield environmental protection	19,116,560	17,576,573	10,291,333	1,436,615
Platform outsourcing services	5,121,405	3,974,089	3,456,131	482,457
Total revenue	¥67,114,378	¥68,854,280	¥66,285,032	$9,253,034

	For the year ended June 30, 2025
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing	Chemical
	software	and others	protection	services	recycle	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	¥34,114,673	¥18,422,895	¥10,291,333	¥3,456,131	¥—	¥66,285,032
Cost of revenue and related tax	28,627,787	13,224,911	8,549,392	642,405	—	51,044,495
Gross profit	¥5,486,886	¥5,197,984	¥1,741,941	¥2,813,726	¥—	¥15,240,537
Depreciation and amortization	¥521,140	¥577,743	¥2,048,024	¥—	¥1,029	¥3,147,936
Total capital expenditures	¥254,962	¥557,106	¥—	¥—	¥11,807,768	¥12,619,836
Timing of revenue recognition
Goods transferred at a point in time	¥28,284,942	¥18,422,895	¥10,291,333	¥3,456,131	¥—	¥60,455,301
Services rendered over time	5,829,731	—	—	—	—	5,829,731
Total revenue	¥34,114,673	¥18,422,895	¥10,291,333	¥3,456,131	¥—	¥66,285,032

	For the year ended June 30, 2024
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing	Chemical
	software	and others	protection	services	recycle	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	¥26,831,668	¥20,471,950	¥17,576,573	¥3,974,089	¥—	¥68,854,280
Cost of revenue and related tax	23,864,941	14,097,459	9,240,828	637,903	135,705	47,976,836
Gross profit	¥2,966,727	¥6,374,491	¥8,335,745	¥3,336,186	¥(135,705)	¥20,877,444
Depreciation and amortization	¥493,633	¥289,234	¥2,059,292	¥1,866	¥—	¥2,844,025
Total capital expenditures	¥146,367	¥150,081	¥—	¥2,989	¥15,000,251	¥15,299,688
Timing of revenue recognition
Goods transferred at a point in time	¥20,032,784	¥20,471,950	¥17,576,573	¥199,918	¥—	¥58,281,225
Services rendered over time	6,798,884	—	—	3,774,171	—	10,573,055
Total revenue	¥26,831,668	¥20,471,950	¥17,576,573	¥3,974,089	¥—	¥68,854,280

	For the year ended June 30, 2023
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥26,628,216	¥16,248,197	¥19,116,560	¥5,121,405	¥67,114,378
Cost of revenue and related tax	23,610,281	8,945,796	13,955,673	1,735,645	48,247,395
Gross profit	¥3,017,935	¥7,302,401	¥5,160,887	¥3,385,760	¥18,866,983
Depreciation and amortization	¥857,332	¥689,552	¥2,077,165	¥59,537	¥3,683,586
Total capital expenditures	¥803,311	¥46,681	¥75,728	¥14,953	¥940,673
Timing of revenue recognition
Goods transferred/service rendered at a point in time	¥18,640,699	¥16,248,197	¥19,116,560	¥4,470,462	¥58,475,918
Services rendered over time	7,987,517	—	—	650,943	8,638,460
Total revenue	¥26,628,216	¥16,248,197	¥19,116,560	¥5,121,405	¥67,114,378

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Total assets:
Automation product and software	¥132,194,082	¥125,953,243	$17,582,395
Equipment, accessories and others	145,316,223	131,869,561	18,408,281
Oilfield environmental protection	78,023,782	74,481,593	10,397,229
Platform outsourcing services	61,931,606	57,208,575	7,986,009
Chemical recycling	134,923,821	136,108,153	18,999,967
Total assets	¥552,389,514	¥525,621,125	$73,373,881